Derivatives - Narrative (Details)	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2017 USD ($) swap	Sep. 30, 2017 USD ($) swap	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) swap	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Derivative Instruments, Gain (Loss) [Line Items]
Carrying value of collateral received to support purchased call options	$ 374,000,000	$ 374,000,000		$ 380,000,000	$ 211,000,000
Not Designated as Hedging Instrument | Annuity benefits | Fixed-indexed annuities (embedded derivative)
Derivative Instruments, Gain (Loss) [Line Items]
The portion of the change in fair value of the embedded derivative related to the unlocking of actuarial assumptions				(17,000,000)	(28,000,000)	$ 58,000,000
Cash Flow Hedges | Designated as Hedging Instrument | Interest rate swaps
Derivative Instruments, Gain (Loss) [Line Items]
Number of Interest Rate Derivatives Held | swap	8	8
Notional amount of derivative instrument outstanding	$ 1,350,000,000	$ 1,350,000,000		1,080,000,000	604,000,000
Gain (loss) reclassified from AOCI into net investment income		4,000,000	$ 5,000,000	7,000,000	6,000,000
Gain (loss) on cash flow hedge ineffectiveness recorded in Net Earnings		0	$ 0	0	0
Collateral receivable supporting interest rate swaps	60,000,000	60,000,000		60,000,000	14,000,000
New interest rate swaps entered into during the period | Cash Flow Hedges | Designated as Hedging Instrument | Interest rate swaps
Derivative Instruments, Gain (Loss) [Line Items]
Notional amount of derivative instrument outstanding	$ 400,000,000	400,000,000		$ 610,000,000
Number Of Interest Rate Swaps Entered During The Period | swap	1			4
Other assets — derivatives | Cash Flow Hedges | Designated as Hedging Instrument | Interest rate swaps
Derivative Instruments, Gain (Loss) [Line Items]
Net derivatives, at fair value	$ 1,000,000	1,000,000		$ 1,000,000	2,000,000
Other liabilities | Cash Flow Hedges | Designated as Hedging Instrument | Interest rate swaps
Derivative Instruments, Gain (Loss) [Line Items]
Net derivatives, at fair value	$ (21,000,000)	$ (21,000,000)		$ (22,000,000)
Other liabilities | Maximum | Cash Flow Hedges | Designated as Hedging Instrument | Interest rate swaps
Derivative Instruments, Gain (Loss) [Line Items]
Net derivatives, at fair value					$ (1,000,000)